Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Information of Reportable Segments
The table below shows the segment information provided to the CODM for the reportable segments for the years ended 31 December 2021, 2020, and 2019.

	Marketplaces
	Singapore	Vietnam	Malaysia	Other Asia	Fintech and Data	Total reportable segments
	$’000	$’000	$’000	$’000	$’000	$’000
2021
Revenue from external customers	55,953	18,769	14,670	8,467	2,852	100,711

Adjusted EBITDA	32,871	2,006	(10,388)	(1,283)	(3,891)	19,315

2020
Revenue from external customers	46,654	18,269	7,888	8,261	1,023	82,095

Adjusted EBITDA	32,541	4,198	(4,459)	(2,969)	(1,720)	27,591

2019
Revenue from external customers	49,357	19,857	7,600	11,630	—	88,444

Adjusted EBITDA	33,317	5,584	(3,180)	(58)	—	35,663

Schedule Of reconciliation of adjusted EBITDA to loss before income tax
A reconciliation of adjusted EBITDA to loss before income tax is provided as follows:

	2021	2020	2019
	$’000	$’000	$’000
Adjusted EBITDA as above	19,315	27,591	35,663
Headquarters cost	(30,184)	(23,136)	(23,150)
Changes in fair value of preferred shares and embedded derivatives	(124,146)	16,364	(16,516)
Finance costs – net	(13,453)	(15,964)	(11,707)
Depreciation and amortisation expense	(14,032)	(9,554)	(7,720)
Impairment	(8)	(806)	—
Share grant and option expenses	(10,470)	(6,660)	(3,204)
Others gains/(losses) – net	(815)	(1,684)	(1,875)
Business acquisition transaction and integration cost	(7,883)	—	—
Legal and professional expenses incurred for IPO	(6,070)	—	—
Cost of proposed listing	—	—	(6,227)

Loss before income tax	(187,746)	(13,849)	(34,736)